Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	VALUE LINE ASSET ALLOCATION FUND INC
Entity Central Index Key	0000904170
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000162154
Shareholder Report [Line Items]
Fund Name	Value Line Asset Allocation Fund, Inc.
Class Name	Institutional
Trading Symbol	VLAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Asset Allocation Fund, Inc. (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

The Fund's Institutional Class generated a total return of 4.87% during the six months ended June 30, 2025.

• The Fund’s relative underperformance of its blended benchmark is attributable both to stock selection overall within its equity portfolio and to its fixed income portfolio modestly lagging the Bloomberg Index.

• The Fund’s asset allocation added value, as the Fund was overweight the equity market and underweight the bond market. The 6.20% return of the S&P 500® Index outpaced the 4.02% return of the Bloomberg Index.

• The equity portion of the Fund was hurt most by stock selection in information technology. Having no holdings in the strongly-performing communication services sector also detracted. Contributing most positively was industrials, wherein both an overweight to the strongest sector in the S&P 500® Index and effective stock selection added value. Stock selection in health care and an underweight to consumer discretionary, the weakest sector in the S&P 500® Index, also boosted relative results.

• Among individual stocks, not owning the strongly performing information technology stocks NVIDIA and Microsoft detracted most. Holding a position in analytics software and services provider Fair Isaac (a.k.a. FICO) also detracted, as its shares declined on speculation about possible regulatory changes.

• The equity portion of the Fund was helped most by positions in Republic Services, a waste management services provider, and Cintas, a corporate identity uniforms provider. Each enjoyed a double-digit share price gain, helped by better than expected operating performance. Also, not owning Apple added value, as the information technology giant saw a double-digit share price decline.

• The fixed income portion of the Fund was hurt by duration and yield curve positioning. Sector allocations decisions helped. Overweights in corporate bonds, particularly BBB-rated bonds, and an underweight in U.S. Treasuries contributed most positively.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Asset Allocation Fund Inc.-Institutional Class	S&P 500® Index	60/40 S&P 500® Index/Bloomberg US Aggregate Bond Index
11/2/2015	$10,000	$10,000	$10,000
11/30/2015	$10,014	$10,030	$10,007
12/31/2015	$9,856	$9,872	$9,900
1/31/2016	$9,560	$9,382	$9,659
2/29/2016	$9,578	$9,369	$9,679
3/31/2016	$10,008	$10,005	$10,108
4/30/2016	$10,040	$10,043	$10,147
5/31/2016	$10,200	$10,224	$10,258
6/30/2016	$10,343	$10,250	$10,348
7/31/2016	$10,496	$10,628	$10,603
8/31/2016	$10,538	$10,643	$10,607
9/30/2016	$10,499	$10,645	$10,605
10/31/2016	$10,300	$10,451	$10,457
11/30/2016	$10,428	$10,838	$10,590
12/31/2016	$10,451	$11,052	$10,722
1/31/2017	$10,629	$11,262	$10,852
2/28/2017	$10,957	$11,709	$11,140
3/31/2017	$10,957	$11,723	$11,145
4/30/2017	$11,204	$11,843	$11,249
5/31/2017	$11,419	$12,010	$11,378
6/30/2017	$11,335	$12,085	$11,416
7/31/2017	$11,466	$12,333	$11,577
8/31/2017	$11,452	$12,371	$11,639
9/30/2017	$11,587	$12,626	$11,761
10/31/2017	$11,791	$12,921	$11,929
11/30/2017	$12,027	$13,317	$12,142
12/31/2017	$12,038	$13,465	$12,245
1/31/2018	$12,511	$14,236	$12,610
2/28/2018	$12,198	$13,711	$12,283
3/31/2018	$12,198	$13,363	$12,127
4/30/2018	$12,134	$13,414	$12,119
5/31/2018	$12,316	$13,737	$12,329
6/30/2018	$12,499	$13,822	$12,368
7/31/2018	$12,869	$14,336	$12,646
8/31/2018	$13,268	$14,803	$12,925
9/30/2018	$13,371	$14,887	$12,936
10/31/2018	$12,648	$13,870	$12,365
11/30/2018	$12,983	$14,153	$12,546
12/31/2018	$12,312	$12,875	$11,958
1/31/2019	$13,013	$13,906	$12,584
2/28/2019	$13,502	$14,353	$12,823
3/31/2019	$13,844	$14,632	$13,071
4/30/2019	$14,210	$15,224	$13,390
5/31/2019	$14,104	$14,257	$12,975
6/30/2019	$14,706	$15,262	$13,589
7/31/2019	$14,899	$15,481	$13,718
8/31/2019	$15,088	$15,236	$13,730
9/30/2019	$14,935	$15,521	$13,854
10/31/2019	$15,002	$15,857	$14,051
11/30/2019	$15,399	$16,433	$14,354
12/31/2019	$15,478	$16,928	$14,610
1/31/2020	$15,940	$16,922	$14,719
2/29/2020	$15,298	$15,529	$14,098
3/31/2020	$13,981	$13,611	$13,020
4/30/2020	$15,077	$15,356	$14,114
5/31/2020	$15,888	$16,087	$14,544
6/30/2020	$15,944	$16,407	$14,754
7/31/2020	$16,530	$17,332	$15,341
8/31/2020	$16,968	$18,578	$15,954
9/30/2020	$16,807	$17,872	$15,586
10/31/2020	$16,502	$17,397	$15,310
11/30/2020	$17,482	$19,301	$16,375
12/31/2020	$17,882	$20,043	$16,762
1/31/2021	$17,311	$19,841	$16,613
2/28/2021	$17,323	$20,388	$16,792
3/31/2021	$17,509	$21,281	$17,149
4/30/2021	$18,250	$22,416	$17,752
5/31/2021	$18,120	$22,573	$17,850
6/30/2021	$18,566	$23,100	$18,150
7/31/2021	$19,226	$23,649	$18,490
8/31/2021	$19,530	$24,368	$18,813
9/30/2021	$18,833	$23,234	$18,223
10/31/2021	$19,793	$24,862	$18,987
11/30/2021	$19,489	$24,690	$18,930
12/31/2021	$20,053	$25,797	$19,420
1/31/2022	$18,678	$24,462	$18,650
2/28/2022	$18,076	$23,729	$18,232
3/31/2022	$18,556	$24,610	$18,435
4/30/2022	$17,259	$22,464	$17,191
5/31/2022	$17,215	$22,505	$17,254
6/30/2022	$16,514	$20,648	$16,291
7/31/2022	$17,769	$22,552	$17,352
8/31/2022	$17,137	$21,632	$16,731
9/30/2022	$15,948	$19,640	$15,517
10/31/2022	$16,497	$21,230	$16,191
11/30/2022	$17,514	$22,416	$16,972
12/31/2022	$16,952	$21,125	$16,354
1/31/2023	$17,838	$22,452	$17,172
2/28/2023	$17,439	$21,904	$16,743
3/31/2023	$18,040	$22,708	$17,282
4/30/2023	$18,109	$23,063	$17,486
5/31/2023	$18,146	$23,163	$17,455
6/30/2023	$18,839	$24,693	$18,123
7/31/2023	$19,036	$25,487	$18,467
8/31/2023	$19,082	$25,081	$18,243
9/30/2023	$18,421	$23,885	$17,536
10/31/2023	$18,196	$23,383	$17,204
11/30/2023	$19,862	$25,518	$18,458
12/31/2023	$20,628	$26,678	$19,244
1/31/2024	$20,987	$27,126	$19,417
2/29/2024	$21,411	$28,574	$19,929
3/31/2024	$21,553	$29,494	$20,388
4/30/2024	$20,577	$28,289	$19,682
5/31/2024	$21,002	$29,692	$20,401
6/30/2024	$21,548	$30,757	$20,918
7/31/2024	$22,286	$31,132	$21,266
8/31/2024	$23,004	$31,887	$21,697
9/30/2024	$23,242	$32,568	$22,092
10/31/2024	$22,711	$32,272	$21,752
11/30/2024	$23,934	$34,167	$22,610
12/31/2024	$22,659	$33,352	$22,139
1/31/2025	$23,239	$34,281	$22,556
2/28/2025	$23,373	$33,834	$22,578
3/31/2025	$22,949	$31,928	$21,818
4/30/2025	$23,161	$31,711	$21,764
5/31/2025	$23,602	$33,707	$22,523
6/30/2025	$23,763	$35,421	$23,349

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since InceptionFootnote Reference*
Institutional Class	10.28%	8.31%	9.37%
S&P 500® Index	15.16%	16.64%	13.98%
60/40 S&P 500® Index/Bloomberg US Aggregate Bond Index	11.62%	9.62%	9.17%

Performance Inception Date	Nov. 02, 2015
AssetsNet	$ 869,863,720
Holdings Count | Holding	186
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$869,863,720
# of Portfolio Holdings	186
Portfolio Turnover Rate	10%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	64.0%
Bonds & Notes	32.1%
Cash & Other Assets - Net	3.9%

Common Stock Sectors (% of Common Stocks)*

Information Technology	38.9%
Industrials	22.9%
Financials	19.9%
Healthcare	11.2%
Consumer Staples	5.3%
Consumer Discretionary	1.8%

* Excludes Short-term Investments, if any.

Bonds & Notes Sectors (% of Bonds & Notes)*

Government	40.2%
Residential Mortgage-Backed Securities	24.4%
Financial	12.0%
Consumer, Non-cyclical	4.2%
Energy	3.1%
Communications	2.9%
Technology	2.9%
Consumer, Cyclical	2.1%
Commercial Mortgage-Backed Securities	2.0%
Utilities	1.7%
Industrial	1.6%
Collateralized Mortgage Obligations	1.6%
Basic Materials	1.3%

* Excludes Short-term Investments, if any.

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

Cintas Corp.	4.1%
TransDigm Group, Inc.	3.8%
Intercontinental Exchange, Inc.	3.8%
ServiceNow, Inc.	3.6%
Tyler Technologies, Inc.	3.6%
Republic Services, Inc.	3.6%
Costco Wholesale Corp.	3.4%
Stryker Corp.	3.2%
Motorola Solutions, Inc.	3.0%
Fair Isaac Corp.	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com
C000020616
Shareholder Report [Line Items]
Fund Name	Value Line Asset Allocation Fund, Inc.
Class Name	Investor
Trading Symbol	VLAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Asset Allocation Fund, Inc. (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$55	1.09%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform over the last six months?

The Fund's Investor Class generated a total return of 4.76% during the six months ended June 30, 2025.

• The Fund’s relative underperformance of its blended benchmark is attributable both to stock selection overall within its equity portfolio and to its fixed income portfolio modestly lagging the Bloomberg Index.

• The Fund’s asset allocation added value, as the Fund was overweight the equity market and underweight the bond market. The 6.20% return of the S&P 500® Index outpaced the 4.02% return of the Bloomberg Index.

• The equity portion of the Fund was hurt most by stock selection in information technology. Having no holdings in the strongly-performing communication services sector also detracted. Contributing most positively was industrials, wherein both an overweight to the strongest sector in the S&P 500® Index and effective stock selection added value. Stock selection in health care and an underweight to consumer discretionary, the weakest sector in the S&P 500® Index, also boosted relative results.

• Among individual stocks, not owning the strongly performing information technology stocks NVIDIA and Microsoft detracted most. Holding a position in analytics software and services provider Fair Isaac (a.k.a. FICO) also detracted, as its shares declined on speculation about possible regulatory changes.

• The equity portion of the Fund was helped most by positions in Republic Services, a waste management services provider, and Cintas, a corporate identity uniforms provider. Each enjoyed a double-digit share price gain, helped by better than expected operating performance. Also, not owning Apple added value, as the information technology giant saw a double-digit share price decline.

• The fixed income portion of the Fund was hurt by duration and yield curve positioning. Sector allocations decisions helped. Overweights in corporate bonds, particularly BBB-rated bonds, and an underweight in U.S. Treasuries contributed most positively.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Asset Allocation Fund Inc.-Investor Class	S&P 500® Index	60/40 S&P 500® Index/Bloomberg US Aggregate Bond Index
06/15	$10,000	$10,000	$10,000
07/15	$10,220	$10,210	$10,154
08/15	$9,832	$9,594	$9,780
09/15	$9,682	$9,356	$9,661
10/15	$10,073	$10,145	$10,151
11/15	$10,143	$10,176	$10,158
12/15	$9,978	$10,015	$10,049
01/16	$9,686	$9,518	$9,805
02/16	$9,697	$9,505	$9,825
03/16	$10,129	$10,150	$10,261
04/16	$10,162	$10,189	$10,301
05/16	$10,320	$10,372	$10,413
06/16	$10,461	$10,399	$10,504
07/16	$10,615	$10,783	$10,763
08/16	$10,655	$10,798	$10,767
09/16	$10,612	$10,800	$10,766
10/16	$10,407	$10,603	$10,615
11/16	$10,536	$10,996	$10,750
12/16	$10,554	$11,213	$10,884
01/17	$10,735	$11,426	$11,016
02/17	$11,063	$11,879	$11,308
03/17	$11,059	$11,893	$11,314
04/17	$11,310	$12,015	$11,418
05/17	$11,523	$12,184	$11,550
06/17	$11,439	$12,260	$11,589
07/17	$11,568	$12,512	$11,752
08/17	$11,549	$12,551	$11,815
09/17	$11,686	$12,810	$11,939
10/17	$11,888	$13,109	$12,109
11/17	$12,121	$13,511	$12,326
12/17	$12,130	$13,661	$12,430
01/18	$12,607	$14,443	$12,800
02/18	$12,288	$13,911	$12,469
03/18	$12,288	$13,557	$12,310
04/18	$12,218	$13,609	$12,302
05/18	$12,399	$13,937	$12,515
06/18	$12,580	$14,023	$12,555
07/18	$12,953	$14,544	$12,837
08/18	$13,349	$15,018	$13,121
09/18	$13,453	$15,104	$13,132
10/18	$12,718	$14,072	$12,552
11/18	$13,053	$14,358	$12,735
12/18	$12,376	$13,062	$12,139
01/19	$13,078	$14,109	$12,774
02/19	$13,565	$14,562	$13,017
03/19	$13,906	$14,845	$13,269
04/19	$14,271	$15,446	$13,592
05/19	$14,164	$14,464	$13,171
06/19	$14,763	$15,483	$13,794
07/19	$14,953	$15,706	$13,925
08/19	$15,140	$15,457	$13,937
09/19	$14,985	$15,746	$14,064
10/19	$15,048	$16,087	$14,263
11/19	$15,445	$16,671	$14,571
12/19	$15,520	$17,175	$14,831
01/20	$15,980	$17,168	$14,942
02/20	$15,334	$15,755	$14,311
03/20	$14,011	$13,809	$13,217
04/20	$15,104	$15,579	$14,327
05/20	$15,915	$16,321	$14,764
06/20	$15,968	$16,645	$14,977
07/20	$16,553	$17,584	$15,573
08/20	$16,985	$18,848	$16,194
09/20	$16,823	$18,132	$15,822
10/20	$16,508	$17,650	$15,541
11/20	$17,485	$19,582	$16,623
12/20	$17,884	$20,334	$17,015
01/21	$17,308	$20,129	$16,864
02/21	$17,316	$20,684	$17,045
03/21	$17,503	$21,590	$17,408
04/21	$18,237	$22,742	$18,020
05/21	$18,103	$22,901	$18,119
06/21	$18,546	$23,436	$18,424
07/21	$19,199	$23,993	$18,769
08/21	$19,499	$24,722	$19,097
09/21	$18,801	$23,572	$18,498
10/21	$19,755	$25,224	$19,274
11/21	$19,446	$25,049	$19,216
12/21	$20,006	$26,172	$19,713
01/22	$18,627	$24,817	$18,932
02/22	$18,026	$24,074	$18,507
03/22	$18,501	$24,968	$18,714
04/22	$17,204	$22,791	$17,450
05/22	$17,157	$22,833	$17,515
06/22	$16,456	$20,948	$16,537
07/22	$17,701	$22,879	$17,614
08/22	$17,066	$21,946	$16,984
09/22	$15,881	$19,925	$15,752
10/22	$16,426	$21,538	$16,435
11/22	$17,433	$22,742	$17,228
12/22	$16,871	$21,432	$16,601
01/23	$17,750	$22,778	$17,432
02/23	$17,347	$22,223	$16,996
03/23	$17,942	$23,038	$17,543
04/23	$18,010	$23,398	$17,750
05/23	$18,042	$23,500	$17,719
06/23	$18,729	$25,053	$18,396
07/23	$18,916	$25,857	$18,746
08/23	$18,958	$25,446	$18,519
09/23	$18,303	$24,232	$17,801
10/23	$18,070	$23,723	$17,464
11/23	$19,726	$25,889	$18,737
12/23	$20,480	$27,066	$19,535
01/24	$20,832	$27,520	$19,710
02/24	$21,249	$28,990	$20,230
03/24	$21,390	$29,923	$20,696
04/24	$20,409	$28,700	$19,979
05/24	$20,832	$30,124	$20,709
06/24	$21,370	$31,204	$21,233
07/24	$22,099	$31,584	$21,587
08/24	$22,798	$32,350	$22,025
09/24	$23,030	$33,041	$22,425
10/24	$22,501	$32,742	$22,081
11/24	$23,714	$34,664	$22,952
12/24	$22,439	$33,837	$22,473
01/25	$23,015	$34,780	$22,897
02/25	$23,142	$34,326	$22,919
03/25	$22,716	$32,392	$22,148
04/25	$22,921	$32,172	$22,092
05/25	$23,352	$34,197	$22,863
06/25	$23,507	$35,936	$23,701

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Class	10.00%	8.04%	8.92%
S&P 500® Index	15.16%	16.64%	13.65%
60/40 S&P 500® Index/Bloomberg US Aggregate Bond Index	11.62%	9.62%	9.01%

AssetsNet	$ 869,863,720
Holdings Count | Holding	186
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$869,863,720
# of Portfolio Holdings	186
Portfolio Turnover Rate	10%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	64.0%
Bonds & Notes	32.1%
Cash & Other Assets - Net	3.9%

Common Stock Sectors (% of Common Stocks)*

Information Technology	38.9%
Industrials	22.9%
Financials	19.9%
Healthcare	11.2%
Consumer Staples	5.3%
Consumer Discretionary	1.8%

* Excludes Short-term Investments, if any.

Bonds & Notes Sectors (% of Bonds & Notes)*

Government	40.2%
Residential Mortgage-Backed Securities	24.4%
Financial	12.0%
Consumer, Non-cyclical	4.2%
Energy	3.1%
Communications	2.9%
Technology	2.9%
Consumer, Cyclical	2.1%
Commercial Mortgage-Backed Securities	2.0%
Utilities	1.7%
Industrial	1.6%
Collateralized Mortgage Obligations	1.6%
Basic Materials	1.3%

* Excludes Short-term Investments, if any.

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

Cintas Corp.	4.1%
TransDigm Group, Inc.	3.8%
Intercontinental Exchange, Inc.	3.8%
ServiceNow, Inc.	3.6%
Tyler Technologies, Inc.	3.6%
Republic Services, Inc.	3.6%
Costco Wholesale Corp.	3.4%
Stryker Corp.	3.2%
Motorola Solutions, Inc.	3.0%
Fair Isaac Corp.	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com